Submission	Jul. 16, 2025
Submission [Line Items]
Central Index Key	0000023217
Registrant Name	CONAGRA BRANDS INC.
Registration File Number	333-280760
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES